Recapitalization - Schedule of Common Stock to be issued of the Business Combination (Details) - Class A Common Stock [Member]	9 Months Ended
Sep. 30, 2025 shares
Schedule of Common Stock to be issued of the Business Combination [Member]
NVAC Public Shares, outstanding prior to the Business Combination	1,357
Less: Redemption of NVAC Class A Common Stock	(5)
Public shares of NVAC	1,352
NVAC Founder Shares, outstanding prior the Business Combination	53,780
NVAC Representative Shares converted to Class A Common shares	6,000
NVAC Shares from Rights converted to Class A common shares	25,300
Profusa Shares [Member]
Business Combination shares
Business combination shares	114,584
Issuance of Shares in Connection with PIPE [Member]
Business Combination shares
Business combination shares	38,691
Conversion of Notes into Shares [Member]
Business Combination shares
Business combination shares	197,099
Common Stock Immediately after the Business Combination [Member]
Business Combination shares
Business combination shares	436,806